14. SHAREHOLDERS' EQUITY (Details)		12 Months Ended			24 Months Ended
		Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 $ / shares shares
Number of shares issued | shares		1,900,000			1,900,000
Proceeds from issuance of shares, net		$ 626,000	$ 637,070	$ 780,836	$ 47,500
Key management personnel compensation, share-based payment			86,420	$ 372,137	$ 130,219
Weighted average remaining contractual life of outstanding share options					1 year 11 days
Issue 1
Number of shares issued | shares		6,260,000			6,260,000
Proceeds from issuance of shares, net		$ 626,000
Issue 2
Number of shares issued | shares		5,477,965			5,477,965
Proceeds from issuance of shares, net		$ 136,949
Issue 3
Number of shares issued | shares		105,000			105,000
Proceeds from issuance of shares, net		$ 5,250
Issue 4
Number of shares issued | shares	[1]	2,000,000			2,000,000
Proceeds from issuance of shares, net	[1]	$ 100,000
Issue 5
Number of shares issued | shares	[2]	3,480,000			3,480,000
Proceeds from issuance of shares, net	[2]	$ 52,200
Issue 6
Number of shares issued | shares	[1]					1,111,110
Proceeds from issuance of shares, net	[1]		100,000
Issue 7
Number of shares issued | shares						73,928
Proceeds from issuance of shares, net			20,701
Issue 8
Number of shares issued | shares						125,081
Proceeds from issuance of shares, net			11,167
Issue 9
Number of shares issued | shares						4,206,435
Proceeds from issuance of shares, net			294,450
Issue 10
Number of shares issued | shares						6,852,400
Proceeds from issuance of shares, net			$ 342,620
Par value per share | $ / shares						$ 0.05
Issue 11
Number of shares issued | shares				2,666,667
Proceeds from issuance of shares, net				$ 773,733
Issue 12
Number of shares issued | shares				909,090
Proceeds from issuance of shares, net				$ 181,818
Issue 13
Number of shares issued | shares				233,450
Proceeds from issuance of shares, net				$ 43,915
Issue 14
Number of shares issued | shares				5,327,335
Proceeds from issuance of shares, net				$ 799,100
Issue 15
Number of shares issued | shares				131,000
Proceeds from issuance of shares, net				$ 28,820
Issue 16
Number of shares issued | shares				2,975,500
Proceeds from issuance of shares, net				$ 595,100
Issue 17
Number of shares issued | shares				3,030,330
Proceeds from issuance of shares, net				$ 510,878
Share-based payments for options granted
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used					Black-Scholes option pricing model

[1]	Note 4.
[2]	Note 13.